Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Classes Of Inventories [Abstract]
Raw materials and consumables	$ 17,296	$ 7,056
Finished goods	78,365	30,875
Advances to suppliers		1,184
Total	$ 95,661	$ 39,115